Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation (Details) [Line Items]
Weighted-average fair value at grant date of the options granted	$ 2.93	$ 5.29	$ 5.98
The total intrinsic value of options granted and options exercised (in Dollars)	$ 217
2019 Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Authorized shares issuance to its employees, director and consultants (in Shares)	2,350,704
Future grant share (in Shares)	177,632
Employee Stock Option [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost (in Dollars)	$ 1,584
Weighted average period	2 years